Share-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	May 28, 2021
Share-Based Compensation (Details) [Line Items]
Ordinary shares authorized (in Shares)	4,150,704		4,150,704		1,800,000
Share-based compensation expenses	$ 603	$ 778	$ 188	$ 320
Employees' Stock Option [Member]
Share-Based Compensation (Details) [Line Items]
Total unrecognized estimated compensation cost			$ 3,064
Weighted average period			1 year 8 months 12 days
Consultants' stock options [Member]
Share-Based Compensation (Details) [Line Items]
Total unrecognized estimated compensation cost			$ 765
Weighted average period			3 years 7 months 24 days
2019 Equity Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Future grant share (in Shares)	1,610,192		1,610,192
Restricted Stock [Member]
Share-Based Compensation (Details) [Line Items]
Share-based compensation expenses	$ 48	$ 64	$ 0	$ 0